Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Business Combination [Line Items]
Summary of the preliminary fair value of the assets and liabilities acquired in business combinations

	Elora Apothecary Ltd.	Trailside Pharmacy Ltd.	0864009 B.C. Ltd.	Vaughan Endoscopy Clinic Inc.	Total - $
Total consideration transferred:
Cash consideration	1,138	541	1,755	-	3,434
Share consideration	109	109	183	-	401
Liabilities assumed	-	-	-	184	184
Total consideration	1,247	650	1,938	184	4,019
Assets
Cash	1	1	-	2	4
Accounts receivable	54	31	24	1	110
Inventories	101	66	62	-	229
Prepaid and other assets	10	15	166	27	218
Property and equipment	5	79	-	27	111
Right-of-use assets	72	591	103	379	1,145
Intangible assets (1)	579	193	830	-	1,602
Liabilities
Trade and other payables	(128)	(74)	(128)	(2)	(332)
Deferred tax liability	(150)	-	(214)	-	(364)
Lease liabilities	(72)	(591)	(103)	(379)	(1,145)
Net assets assumed	472	311	740	55	1,578

Goodwill	775	339	1,198	129	2,441

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.

Schedule of pro forma information
(in thousands)	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Revenue	$13,934	$51,212	$57,886	$139,269
Net loss	$(6,147)	$(458)	$(23,248)	$(25,981)

SRx Health Solutions (Canada) Inc. [Member]
Business Combination [Line Items]
Summary of the preliminary fair value of the assets and liabilities acquired in business combinations

June 30, 2025
Common stock	$8,939
Total consideration	$8,939

Cash and cash equivalents	$5,940
Accounts receivable, net	5,320
Inventories, net	4,325
Prepaid expenses and other current assets	530
Fixed assets, net	118
Right-of-use assets, operating leases	50
Other LT assets	187
Total assets acquired	$16,470

Accounts payable	$4,858
Accrued liabilities	137
Line of credit, short-term	790
Operating lease liability, short-term	47
Operating lease liability, long-term	6
Total liabilities acquired	$5,838

Net assets acquired	$10,632

Bargain purchase gain	$1,693

Acquisition Of Pharmacies [Member]
Business Combination [Line Items]
Summary of the preliminary fair value of the assets and liabilities acquired in business combinations

The following table summarizes the fair value of the assets and liabilities acquired in business combinations for the year-ended September 30, 2024:

	Elora Apothecary Ltd.	Trailside Pharmacy Ltd.	0864009 B.C. Ltd.	Vaughan Endoscopy Clinic Inc.	Total - $
Total consideration transferred:
Cash consideration	1,559	741	2,395	-	4,695
Share consideration	150	150	250	-	550
Liabilities assumed	-	-	-	250	250
Total consideration	1,709	891	2,645	250	5,495
Assets
Cash	1	1	-	3	5
Accounts receivable	74	43	33	2	152
Inventories	139	91	84	-	314
Prepaid and other assets	14	21	227	37	299
Property and equipment	7	108	-	36	151
Right-of-use assets	98	810	140	515	1,563
Intangible assets (1)	793	265	1,132	-	2,190
Liabilities
Trade and other payables	(176)	(101)	(174)	(3)	(454)
Deferred tax liability	(205)	-	(292)	-	(497)
Lease liabilities	(98)	(810)	(140)	(515)	(1,563)
Net assets assumed	647	428	1,010	75	2,160

Goodwill	1,062	463	1,635	175	3,335

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.

The following table summarizes the fair value of the assets and liabilities acquired in business combinations for the year ended September 30, 2023:

	Pier Health Resource Centre Ltd.	S. Parsons Pharmacy Ltd.	Greg’s Drugs Ltd.	1907248 Alberta Ltd.	Clearbrook & Garden Park Pharmacy	Niagara Community Pharmacy Ltd.	Total - $
Total consideration transferred:
Cash consideration	7,262	3,608	2,074	1,067	3,044	1,257	18,312
Share consideration	300	300	-	-	400	300	1,300
Assumed debt	-	-	-	-	-	4,186	4,186
Total consideration	7,562	3,908	2,074	1,067	3,444	5,743	23,798
Assets
Cash	37	87	26	-	1	258	409
Accounts receivable	87	125	81	-	-	414	707
Inventories	169	84	243	58	126	527	1,207
Prepaid and other assets	36	40	17	5	17	3	118
Property and equipment	136	16	9	9	150	1,816	2,136
Right-of-use assets	667	61	298	95	194	1,792	3,107
Intangible assets (1)	3,262	2,104	865	210	1,454	1,653	9,548
Liabilities
Trade and other payables	(178)	(227)	(4)	-	-	(841)	(1,250)
Income tax payable	(23)	-	(18)	-	-	-	(41)
Lease liabilities	(667)	(61)	(298)	(95)	(194)	(1,792)	(3,107)
Deferred tax liabilities	(890)	(483)	(196)	-	-	(438)	(2,007)
Net assets assumed	2,636	1,746	1,023	282	1,748	3,392	10,827

Goodwill	4,926	2,162	1,051	785	1,696	2,351	12,971

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.